Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2018
Commitments and Contingencies [Abstract]
Schedule of future minimum lease payments
Twelve months ended June 30,
2019	$539,707
2020	550,140
2021	560,928
2022	451,738
2023	462,984
Thereafter	433,248
Total	$2,998,745